Operating Expense - Summary of Employee Expenses and Number of Employees (Details) € in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€) employee	Jun. 30, 2021 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Wages and salaries | €	€ (5,842)	€ (5,734)
Social security costs | €	(2,317)	(2,729)
Changes in pension provision | €	(84)	37
Profit sharing granted to employees | €	0
Share-based compensation | €	(148)	(217)
TOTAL | €	€ (8,391)	€ (8,643)
Average number of employees | employee	127	124
Number of employees | employee	134	122
Research and development
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	65	59
Services related to research and development
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	17	15
Administration and management
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	50	44
Marketing and commercial
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	2	4